NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale - Non-current Assets And In Disposal Groups Held For Sale [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale [Line Items]
Aircraft	$ 275,000	$ 482,806
Engines and rotables	740	1,943
Other liabilities	382	401
Total	$ 276,122	$ 485,150